Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of weighted average remaining lease terms and discount rates
December 31,
2019
Weighted average remaining lease term (years)	3.55
Weighted average discount rate	2.05%

Schedule of future minimum lease commitments under non-cancelable operating leases
2020	$4,407
2021	3,208
2022	2,070
2023	1,586
2024	1,086
2025 and thereafter	3,746
Total undiscounted cash flows	$16,103
Less imputed interest	(1,151)
Present value of lease liabilities	14,952